UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06096

The Torray Fund
 (Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
 (Address of principal executive offices) (Zip code)

William M Lane
Torray LLC
7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
(Name and address of agent for service)

(301) 493-4600
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments

As of September 30, 2017 (unaudited)

Shares		Description	Market Value
	COMMON STOCKS - 90.1%
	26.8%	FINANCIALS +
801,500		Bank of America Corp.	$20,310,010
200,250		American Express Co.	18,114,615
314,300		Loews Corp.	15,042,398
253,400		Wells Fargo & Co.	13,975,010
92,950		Chubb Ltd.	13,250,022
156,818		Marsh & McLennan Cos., Inc.	13,142,917
65,400		Berkshire Hathaway, Inc. - Class B *	11,989,128
177,700		American International Group, Inc.	10,909,003
			116,733,103
	15.3%	INFORMATION TECHNOLOGY
465,300		Cisco Systems, Inc.	15,648,039
87,650		International Business Machines Corp.	12,716,262
569,400		HP, Inc.	11,365,224
252,700		Intel Corp.	9,622,816
475,900		Western Union Co.	9,137,280
538,700		Hewlett Packard Enterprise Co.	7,924,277
			66,413,898
	12.7%	INDUSTRIALS
166,350		Eaton Corp. plc	12,774,017
527,097		General Electric Co.	12,745,205
587,600		KBR, Inc.	10,506,288
63,600		Stanley Black & Decker, Inc.	9,601,692
45,900		General Dynamics Corp.	9,436,122
			55,063,324
	11.3%	CONSUMER DISCRETIONARY
391,300		General Motors Co.	15,800,694
191,300		Tupperware Brands Corp.	11,826,166
1,040,150		Gannett Co., Inc.	9,361,350
480,300		TEGNA, Inc.	6,402,399
207,700		Viacom, Inc. - Class B	5,782,368
			49,172,977
	9.7%	HEALTH CARE
108,924		Johnson & Johnson	14,161,209
53,500		UnitedHealth Group Inc.	10,477,975
49,350		Becton Dickinson & Co.	9,670,133
41,100		Anthem, Inc.	7,804,068
			42,113,385

	9.3%	ENERGY
417,620		BP plc - ADR	16,049,137
872,900		Boardwalk Pipeline Partners LP	12,831,630
190,000		Royal Dutch Shell PLC - ADR	11,510,200
			40,390,967
	2.8%	MATERIALS
176,200		DowDuPont, Inc.	12,198,326

	2.2%	TELECOMMUNICATIONS
244,672		AT&T Inc.	9,583,802
	TOTAL COMMON STOCKS
		(cost $274,449,695)	391,669,782

	SHORT-TERM INVESTMENTS - 9.9%
	1.8%	MONEY MARKET FUND
7,951,326		Fidelity Investments Money Market Funds Government Portfolio, Class I, 0.91%^
		(cost $7,951,326)	7,951,326

	8.1%	U.S. TREASURY OBLIGATION
35,000,000		U.S. Treasury Bill, 0.99%, 10/19/2017 ☐
		(cost $34,981,625)	34,981,625
	TOTAL SHORT TERM INVESTMENTS
		(cost $42,932,951)	42,932,951

		TOTAL INVESTMENTS - 100.0%
		(cost $317,382,646)	434,602,733
		OTHER ASSETS AND LIABILITIES, NET - 0.0%	82,382
		TOTAL NET ASSETS - 100.0%	$434,685,115

+
As of September 30, 2017, the Fund had a significant portion of its assets invested in this sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of September 30, 2017.
☐	Rate shown is effective yield as of September 30, 2017.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2017:
	Level 1	Level 2	Level 3	Total
Common Stocks	$391,669,782	$-	$-	$391,669,782
Short-Term Investment	42,932,951	-	-	42,932,951
Total Investments in Securities	$434,602,733	$-	$-	$434,602,733

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2017, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2017, was as follows*:

Torray Fund

Cost of investments	$317,382,646

Gross unrealized appreciation	127,974,318
Gross unrealized depreciation	(10,754,231)
Net unrealized appreciation	$117,220,087

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Torray Fund

By (Signature and Title) /s/ Robert E. Torray
                                           Robert E. Torray, President

Date                                    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert R. Torray
                                              Robert E. Torray, President

Date                                    November 16, 2017

By (Signature and Title)* /s/ Wiliam M Lane
                                              William M Lane, Treasurer

Date                                    November 16, 2017